SHARE BASED COMPENSATION (Narrative) (Details) ¥ / shares in Units, ¥ in Thousands				1 Months Ended			12 Months Ended
	Oct. 14, 2014 $ / shares shares	Jun. 01, 2010 shares	Feb. 04, 2005 shares	Dec. 21, 2018 shares	Nov. 22, 2018 $ / shares shares	May 18, 2015 shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) shares	Nov. 14, 2008 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥							¥ 8,121	¥ 4,640	¥ 7,828
Unrecognized share-based compensation expenses | ¥							¥ 4,650	¥ 3,575
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					293,059
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares					$ 0.4749
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant					200,000
Granted (in shares)							493,059	0
Denominator used to determine number of shares of restricted stock subject to each award | $ / shares	$ 200
Share price (in dollars per share) | $ / shares	$ 1.480
Awards vested					0			15,027
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | (per share)					$ 2.70		¥ 18.56	¥ 0
Restricted stock [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						86,473
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					25.00%
Restricted stock [Member] | Employees and new hires [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						510,000	116,291	127,500
Awards vested	811,359						116,291	122,353
Share Incentive Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant			50,000							676,078
Expiration term			10 years
Vesting period			4 years
Automatic termination period of the plan			10 years
Share Incentive Plan 2005 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting interest to be held by an individual to be eligible for designation as an optionee or purchaser			10.00%
Exercise price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)			110.00%
Purchase price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)			100.00%
Equity Incentive Plan 2010 [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant		633,333
Annual increase in shares authorized on the first day of each fiscal year		833,333
Annual increase in shares authorized on the first day of each fiscal year (as a percent)		5.00%
Equity Incentive Plan 2010 [Member] | Common Class A [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be added to the 2010 Plan from the 2005 Plan		333,333
Equity Incentive Plan 2010 [Member] | Common Class A [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									19,935
Equity Incentive Plan 2010 [Member] | Incentive Shares Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term		10 years
Equity Incentive Plan 2010 [Member] | Incentive Shares Option [Member] | Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting interest to be held by an individual to be eligible for designation as an optionee or purchaser		10.00%
Exercise price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)		110.00%
Expiration term		5 years
Amended and Restated Equity Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant				6,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				293,059	293,059
Sharebased Compensation Arrangement by Sharebased Payment Award Description of Number of Shares Available for Issuance				The number of shares available for issuance under the Amended and Restated 2010 Plan will be increased on the closing day of each future registration (including closing of over-allotment options) during the next two fiscal years ending December 31, 2020, in an amount equal to fifteen percent (15%) of the shares offered in each registration.